Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2017
Scheduled Principal Repayment of Long-term Loan

The principal repayment schedule of this long-term loan was as follow:

	USD	RMB
June 1, 2018	$768	5.0 million
June 1, 2019	999	6.5 million
June 1, 2020	1,153	7.5 million
June 1, 2021	1,306	8.5 million
June 1, 2022	1,460	9.5 million
June 1, 2023	1,614	10.5 million
June 1, 2024	1,768	11.5 million
June 1, 2025	1,921	12.5 million
May 20, 2026	2,152	14.0 million

Total	13,141	85.5 million
Less: current maturity	768	5.0 million

Total	$12,373	80.5 million